Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2019
Retirement benefit plan [Abstract]
Defined benefit pension plan amounts recognized in the balance sheet and statement of income
The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the balance sheet:

	As of December 31,
in CHF thousands	2019	2018	2017
Defined benefit obligation	(26,624)	(17,942)	(14,278)
Fair value of plan assets	19,139	12,277	9,352
Total liability	(7,485)	(5,665)	(4,926)

The following amounts have been recorded as net pension cost in the statement of income:

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Service cost	1,313	1,095	912
Interest cost	195	100	81
Interest income	(133)	(65)	(55)
Net pension cost	1,375	1,130	938

Changes in defined benefit obligation, fair value of plan assets and unrecognized (gains) / losses
The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows:

A.	Change in defined benefit obligation

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Defined benefit obligation as of January 1	(17,942)	(14,278)	(11,596)
Service cost	(1,313)	(1,095)	(912)
Interest cost	(195)	(100)	(81)
Change in demographic assumptions	1,138	—	—
Change in financial assumptions	(2,171)	750	—
Change in experience assumptions	(2,003)	(888)	(735)
Benefits deposited	(3,382)	(1,710)	(426)
Employees’ contributions	(756)	(621)	(528)
Defined benefit obligation as of December 31	(26,624)	(17,942)	(14,278)

B.	Change in fair value of plan assets

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Fair value of plan assets as of January 1	12,277	9,352	7,798
Interest income	133	65	55
Employees’ contributions	756	621	528
Employer’s contributions	859	693	590
Benefits deposited	3,382	1,710	426
Return on plan assets excluding interest income	1,732	(164)	(45)
Fair value of plan assets as of December 31	19,139	12,277	9,352

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 930 thousand.

C.	Change in net defined benefit liability

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Net defined benefit liabilities as of January 1	5,665	4,926	3,798
Net pension cost through statement of income	1,375	1,130	938
Re-measurement through other comprehensive loss	1,304	302	780
Employer’s contribution	(859)	(693)	(590)
Net defined benefit liabilities as of December 31	7,485	5,665	4,926

D.	Change in other comprehensive loss

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Other comprehensive loss as of January 1	(4,283)	(3,981)	(3,201)
Effect of changes in demographic assumptions	1,138	—	—
Effect of changes in financial assumptions	(2,171)	750	—
Effect of changes in experience assumptions	(2,003)	(888)	(735)
Return on plan assets excluding interest income	1,732	(164)	(45)
Other comprehensive loss as of December 31	(5,587)	(4,283)	(3,981)

Actuarial assumptions and sensitivity analysis
The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2019, 2018 and 2017, respectively are as follows:

	For the Years Ended December 31,
	2019	2018	2017
Discount rate	0.20%	0.90%	0.70%
Rate of future increase in compensations	1.75%	1.50%	1.50%
Rate of future increase in current pensions	0.00%	0.50%	0.50%
Interest rate on retirement savings capital	0.50%	0.90%	0.70%
Mortality and disability rates	BVG 2015-CMI	BVG 2015G	BVG 2015G

A quantitative sensitivity analysis for significant assumptions as of December 31, 2019 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	in CHF thousands
Potential defined benefit obligation	24,248	29,396	27,317	25,930	27,993	25,393	27,447	25,848
Decrease/(increase) from actual defined benefit obligation	2,376	(2,772)	(693)	694	(1,369)	1,231	(823)	776